Non-current assets investment in infraestructure projects (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Noncurrent assets [Table]
Investments in infrastructure projects subtotal	€ 12,509	€ 14,147	€ 13,495
Increase decrease in investments in infrastructure projects additions		87
Increase decrease in investments in infrastructure projects depreciation	(243)	(235)
Increase decrease in investments in infrastructure projects disposals	(14)	(14)
Increase decrease in investments in infrastructure projects exchange rate	(1,535)	814
Increase decrease in investments in infrastructure projects changes in the scope of consolidation and others	€ 0	€ 0